Note 1 - Description of the Business	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Business Description and Basis of Presentation [Text Block]
1.	Description of the business

Colliers International Group Inc. (“Colliers” or the “Company”) provides commercial real estate services to corporate and institutional clients in
32
countries around the world
(66
countries including affiliates and franchisees). Colliers’ primary services are outsourcing and advisory services, lease brokerage, and sales brokerage. Operationally, Colliers is organized into three
geographic regions – Americas; Europe, Middle East and Africa (“EMEA”); and Asia Pacific.

On
June
1,
2015,
“old” FirstService Corporation (“Old FSV”) completed a plan of arrangement (the “Spin-off) which separated Old FSV into two
independent public companies – Colliers and “new” FirstService Corporation (“FirstService”). Under the Spin-off, Old FSV shareholders received one
Colliers share and
one
FirstService share of the same class as each Old FSV share previously held.

The historical operations of FirstService have been reclassified as discontinued operations (see note
4).